Intangible Assets - Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets and goodwill	$ 21.7	$ 21.8
Goodwill	3.9
Aspen trademark
Finite-Lived Intangible Assets [Line Items]
Value of the asset	1.1
Insurance Licenses
Finite-Lived Intangible Assets [Line Items]
Value of the asset	$ 16.7